SCHEDULE OF OUTSTANDING AND EXERCISABLE WARRANTS (Details) - $ / shares		9 Months Ended	12 Months Ended
	Sep. 17, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding, outstanding number of options, shares		278,188
Warrants outstanding, weighted average exercise price		$ 4.29
Warrants exercisable, weighted average remaining life in years		1 year 7 days
Warrants exercisable, weighted average exercise price		$ 3.96
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price lower range		2.40	$ 4.17
Warrants outstanding, outstanding number of options, shares			150,000
Warrants exercisable, weighted average remaining life in years			1 year 2 months 1 day
Warrants outstanding, weighted average exercise price	$ 4.80		$ 4.17	$ 4.17
Warrants exercisable, exercisable number of options, shares			150,000
Warrants exercisable, weighted average remaining life in years			1 year 2 months 1 day
Warrants exercisable, weighted average exercise price			$ 4.17
Exercise price upper range		4.80
Warrant One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price lower range		$ 2.40
Warrants outstanding, outstanding number of options, shares	19,688	19.688
Warrants exercisable, weighted average remaining life in years		5 years
Warrants outstanding, weighted average exercise price	$ 2.40	$ 2.40
Warrants exercisable, exercisable number of options, shares		19,688
Warrants exercisable, weighted average remaining life in years	5 years	5 years
Warrants exercisable, weighted average exercise price		$ 2.40
Warrant Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding, outstanding number of options, shares		258,500
Warrants exercisable, weighted average remaining life in years		2 years 4 months 20 days
Warrants outstanding, weighted average exercise price		$ 4.43
Warrants exercisable, exercisable number of options, shares		150,000
Warrants exercisable, weighted average remaining life in years		6 months
Warrants exercisable, weighted average exercise price		$ 4.17
Warrant Two [Member] | Exercise Price Range Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price lower range		4.17
Exercise price upper range		$ 4.80
Warrant Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercisable, weighted average remaining life in years		2 years 6 months 25 days
Warrants exercisable, exercisable number of options, shares		169,688